Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00052083	$ 0.00052083	$ 0.00052083
Ordinary shares, shares authorized	96,000,000	96,000,000	96,000,000
Ordinary shares, shares issued	19,200,000	19,200,000	19,200,000
Ordinary shares, shares outstanding	19,200,000	19,200,000	19,200,000